INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (2,252)	$ (1,342)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax benefit at statutory income tax rate	$ 474	$ 282
Losses (unrecognized)	(604)	(282)
Utilization of losses not previously benefitted	105
Income tax (expense)	$ (25)